GARDNER LEWIS INVESTMENT TRUST

--------------------------------------------------------------------------------

                         THE CHESAPEAKE CORE GROWTH FUND

--------------------------------------------------------------------------------

                                SUPPLEMENT TO THE
                                   PROSPECTUS

                                 March 19, 2009

This Supplement to the Prospectus dated March 1, 2009 ("Prospectus") for The Chesapeake Core Growth Fund ("Fund"), a series of Gardner Lewis Investment Trust ("Trust"), updates the Prospectus to include additional information described below. For further information, please contact the Fund toll-free at 1-800-430-3863. You may also obtain additional copies of the Fund's Prospectus, free of charge, by writing to the Fund at The Chesapeake Core Growth Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling the Fund toll-free at the number above.

The Prospectus is being revised in order to correct a scrivener's error in connection with disclosure regarding the Fund's Expense Limitation Agreement:

o Footnote (4) on page 8 of the Prospectus to the Annual Fund Operating Expenses table is hereby replaced with the following information:

      "The Advisor has contractually agreed to reduce its fees and to reimburse other Fund expenses, if necessary, until February 28, 2010, so that the total annual operating expenses of the Fund, including but not limited to investment advisory fees of the Advisor (exclusive of (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles,
      (v) other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (vi) dividend expense on short sales), incurred by the Fund during the term of the agreement are limited to 1.40%. The Advisor may be entitled to recoupment of any fees reduced or other expenses assumed and paid by the Advisor during any of the previous three
      (3) years, less any reimbursements previously paid, pursuant to such agreement, provided the Fund's overall expenses fall below 1.40%.

      See `Management of the Fund - Expense Limitation Agreement' below for further information."

o The section on page 10 of the Prospectus entitled "Expense Limitation Agreement" is hereby replaced with the following information:

      "EXPENSE LIMITATION AGREEMENT. In order to limit expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") pursuant to which the Advisor has agreed to reduce its fees and to reimburse other expenses until February 28, 2010, so that the total annual operating expenses of the Fund, including but not limited to investment advisory fees of the Advisor (exclusive of
      (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (vi) dividend expense on short sales), incurred by the Fund during the term of the Expense Limitation Agreement ("Fund Operating Expenses") are limited to 1.40% of the Fund's average daily net assets. In determining the Fund Operating Expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage/services arrangements shall be added to the aggregate expenses so as not to benefit the Advisor. Additionally, fees reimbursed to the Fund relating to brokerage/services arrangements shall not be taken into account in determining the Fund Operating Expenses so as to benefit the Advisor. Finally, the Operating Expense Limit described in this Agreement excludes any "acquired fund fees and expenses" as that term is described in this Prospectus of the Fund.

      Pursuant to the Expense Limitation Agreement, the Fund may reimburse the Advisor for any advisory fee reductions and other expenses assumed and paid by the Advisor during any of the previous three (3) years, less any reimbursements previously paid, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. The obligation of the Fund to reimburse the Advisor will survive termination of the Expense Limitation Agreement unless the Advisor and the Trust agree otherwise."

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
          ------------------------------------------------------------

                         GARDNER LEWIS INVESTMENT TRUST

--------------------------------------------------------------------------------

                         THE CHESAPEAKE CORE GROWTH FUND

--------------------------------------------------------------------------------

                                SUPPLEMENT TO THE
                       STATEMENT OF ADDITIONAL INFORMATION

                                 March 19, 2009

This Supplement to the Statement of Additional Information dated March 1, 2009 ("SAI") for The Chesapeake Core Growth Fund ("Fund"), a series of Gardner Lewis Investment Trust ("Trust"), updates the SAI to include additional information described below. For further information, please contact the Fund toll-free at 1-800-430-3863. You may also obtain additional copies of the Fund's SAI, free of charge, by writing to the Fund at The Chesapeake Core Growth Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling the Fund toll-free at the number above.

The SAI is being revised in order to correct a scrivener's error in connection with disclosure regarding the Fund's Expense Limitation Agreement:

o The disclosure on page 25 of the SAI under the caption "Investment Advisor" in connection with the Expense Limitation Agreement is hereby replaced with the following information:

      "In order to limit expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") pursuant to which the Advisor has agreed to reduce its fees and to reimburse other expenses until February 28, 2010, so that the total annual operating expenses of the Fund, including but not limited to investment advisory fees of the Advisor (but excluding (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles,
      (v) other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (vi) dividend expense on short sales), incurred by the Fund during the term of the Expense Limitation Agreement ("Fund Operating Expenses") are limited to 1.40% of the Fund's average daily net assets. In determining the Fund Operating Expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage/services arrangements shall be added to the aggregate expenses so as not to benefit the Advisor. Additionally, fees reimbursed to the Fund relating to brokerage/services arrangements shall not be taken into account in determining the Fund Operating Expenses so as to benefit the Advisor. Finally, the Operating Expense Limit described in this Agreement excludes any "acquired fund fees and expenses" as that term is described in the prospectus of the Fund.

      Pursuant to the Expense Limitation Agreement, the Fund may reimburse the Advisor for any advisory fee reductions and other expenses assumed and paid by the Advisor during any of the previous three (3) years, less any reimbursements previously paid, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. The obligation of the Fund to reimburse the Advisor will survive termination of the Expense Limitation Agreement unless the Advisor and the Trust agree otherwise."


            INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
            ------------------------------------------------------------

                         GARDNER LEWIS INVESTMENT TRUST

--------------------------------------------------------------------------------

                           THE CHESAPEAKE GROWTH FUND
                             CLASS A INVESTOR SHARES

--------------------------------------------------------------------------------

                               SUPPLEMENT TO THE
                                   PROSPECTUS

                                 March 19, 2009

This Supplement to the Prospectus dated March 1, 2009 ("Prospectus") for the Class A Investor shares of The Chesapeake Growth Fund ("Fund"), a series of Gardner Lewis Investment Trust ("Trust"), updates the Prospectus to include additional information described below. For further information, please contact the Fund toll-free at 1-800-430-3863. You may also obtain additional copies of the Fund's Prospectus, free of charge, by writing to the Fund at The Chesapeake Growth Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling the Fund toll-free at the number above.

The Prospectus is being revised in order to correct a scrivener's error in connection with disclosure regarding the Fund's Fee Reduction Agreement:

o Footnote (4) on page 8 of the Prospectus to the Annual Fund Operating Expenses table is hereby replaced with the following information:

      "As of March 1, 2009, the Advisor has contractually agreed to reduce its fees until February 28, 2010, so long as the Fund's net assets are less than $11 million and the aggregate expenses of every character, including but not limited to investment advisory fees of the Advisor (exclusive of
      (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (vi) dividend expense on short sales), incurred by the Fund during the term of the agreement exceed 3.00%. The Advisor may be entitled to recoupment of any fees reduced during any of the previous three (3) years, less any reimbursements previously paid, pursuant to such agreement, provided the Fund's net assets are greater than or equal to $11 million and overall expenses fall below 3.00%.

      For more information, see `Management of the Fund - Brokerage/Service Arrangements' below and `Management of the Fund - Investment Advisor' below or in the Fund's Statement of Additional Information."

o     On page 10 of the  Prospectus,  the  first  paragraph  under  the  section
      entitled  "Fee  Reduction   Agreement  and  Previous  Expense   Limitation
      Arrangements" is hereby replaced with the following information:

      "FEE REDUCTION AGREEMENT AND PREVIOUS EXPENSE LIMITATION ARRANGEMENTS. In the interest of limiting the expenses of the Fund, the Advisor has entered into a contractual fee reduction agreement with the Trust pursuant to which the Advisor has contractually agreed to reduce its fees, subject to recoupment as described below, until February 28, 2010. To the extent the Fund's net assets are less than $11 million and the aggregate expenses of every character, including but not limited to investment advisory fees of the Advisor (but excluding (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles,
      (v) other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (vi) dividend expense on short sales), incurred by the Fund during the term of the agreement ("Fund Operating Expenses") exceed 3.00% of the Fund's average daily net assets, the Advisor has contractually agreed to reduce its advisory fee in whole or in part. In determining the Fund Operating Expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage/services arrangements shall be added to the aggregate expenses so as not to benefit the Advisor. Additionally, fees reimbursed to the Fund relating to brokerage/services arrangements shall not be taken into account in determining the Fund Operating Expenses so as to benefit the Advisor. Finally, the Operating Expense Limit described in this Agreement excludes any "acquired fund fees and expenses" as that term is described in this Prospectus. The Advisor may be entitled to recoupment of any fees reduced during any of the previous three (3) years, less any reimbursements previously paid, pursuant to such fee reduction agreement, provided the Fund's net assets are greater than or equal to $11 million and overall expenses fall below 3.00%. This recoupment may not include any additional charges or fees, such as interest accruable on the amounts to be recouped."

             INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
             ------------------------------------------------------------

                         GARDNER LEWIS INVESTMENT TRUST

--------------------------------------------------------------------------------

                           THE CHESAPEAKE GROWTH FUND
                              INSTITUTIONAL SHARES

--------------------------------------------------------------------------------

                               SUPPLEMENT TO THE
                                   PROSPECTUS

                                 March 19, 2009

This Supplement to the Prospectus dated March 1, 2009 ("Prospectus") for the Insitutional shares of The Chesapeake Growth Fund ("Fund"), a series of Gardner Lewis Investment Trust ("Trust"), updates the Prospectus to include additional information described below. For further information, please contact the Fund toll-free at 1-800-430-3863. You may also obtain additional copies of the Fund's Prospectus, free of charge, by writing to the Fund at The Chesapeake Growth Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling the Fund toll-free at the number above.

The Prospectus is being revised in order to correct a scrivener's error in connection with disclosure regarding the Fund's Fee Reduction Agreement:

o Footnote (3) on page 8 of the Prospectus to the Annual Fund Operating Expenses table is hereby replaced with the following information:

      "As of March 1, 2009, the Advisor has contractually agreed to reduce its fees until February 28, 2010, so long as the Fund's net assets are less than $11 million and the aggregate expenses of every character, including but not limited to investment advisory fees of the Advisor (exclusive of
      (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (vi) dividend expense on short sales), incurred by the Fund during the term of the agreement exceed 2.75%. The Advisor may be entitled to recoupment of any fees reduced during any of the previous three (3) years, less any reimbursements previously paid, pursuant to such agreement, provided the Fund's net assets are greater than or equal to $11 million and overall expenses fall below 2.75%.

      For more information, see `Management of the Fund - Brokerage/Service Arrangements' below and `Management of the Fund - Investment Advisor' below or in the Fund's Statement of Additional Information."

o     On page 10 of the  Prospectus,  the  first  paragraph  under  the  section
      entitled  "Fee  Reduction   Agreement  and  Previous  Expense   Limitation
      Arrangements" is hereby replaced with the following information:

      "FEE REDUCTION AGREEMENT AND PREVIOUS EXPENSE LIMITATION ARRANGEMENTS. In the interest of limiting the expenses of the Fund, the Advisor has entered into a contractual fee reduction agreement with the Trust pursuant to which the Advisor has contractually agreed to reduce its fees, subject to recoupment as described below, until February 28, 2010. To the extent the Fund's net assets are less than $11 million and the aggregate expenses of every character, including but not limited to investment advisory fees of the Advisor (but excluding (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles,
      (v) other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (vi) dividend expense on short sales), incurred by the Fund during the term of the agreement ("Fund Operating Expenses") exceed 2.75% of the Fund's average daily net assets, the Advisor has contractually agreed to reduce its advisory fee in whole or in part. In determining the Fund Operating Expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage/services arrangements shall be added to the aggregate expenses so as not to benefit the Advisor. Additionally, fees reimbursed to the Fund relating to brokerage/services arrangements shall not be taken into account in determining the Fund Operating Expenses so as to benefit the Advisor. Finally, the Operating Expense Limit described in this Agreement excludes any "acquired fund fees and expenses" as that term is described in this Prospectus. The Advisor may be entitled to recoupment of any fees reduced during any of the previous three (3) years, less any reimbursements previously paid, pursuant to such fee reduction agreement, provided the Fund's net assets are greater than or equal to $11 million and overall expenses fall below 2.75%. This recoupment may not include any additional charges or fees, such as interest accruable on the amounts to be recouped."

            INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
            ------------------------------------------------------------

                         GARDNER LEWIS INVESTMENT TRUST

--------------------------------------------------------------------------------

                           THE CHESAPEAKE GROWTH FUND

--------------------------------------------------------------------------------

                                SUPPLEMENT TO THE
                       STATEMENT OF ADDITIONAL INFORMATION

                                 March 19, 2009

This Supplement to the Statement of Additional Information dated March 1, 2009 ("SAI") for The Chesapeake Growth Fund ("Fund"), a series of Gardner Lewis Investment Trust ("Trust"), updates the SAI to include additional information described below. For further information, please contact the Fund toll-free at 1-800-430-3863. You may also obtain additional copies of the Fund's SAI, free of charge, by writing to the Fund at The Chesapeake Growth Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling the Fund toll-free at the number above.

The SAI is being revised in order to correct a scrivener's error in connection with disclosure regarding the Fund's Fee Reduction Agreement:

o The disclosure on page 25 of the SAI under the caption "Investment Advisor" in connection with the Fee Reduction Agreement is hereby replaced with the following information:

      "To the extent the Fund's average net assets are less than $11 million and the aggregate expenses of every character, including but not limited to investment advisory fees of the Advisor (but excluding (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles,
      (v) other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (vi) dividend expense on short sales), incurred by the Class A Investor shares and the Institutional shares of the Fund ("Fund Operating Expenses") exceed 3.00% and 2.75%, respectively, (the "Operating Expense Limit"), the Advisor has contractually agreed to reduce its fees until February 28, 2010 (the "Fee Reduction Agreement"). In determining the Fund Operating Expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage/services arrangements shall be added to the aggregate expenses so as not to benefit the Advisor. Additionally, fees reimbursed to the Fund relating to brokerage/services arrangements shall not be taken into account in determining the Fund Operating Expenses so as to benefit the Advisor. Finally, the Operating Expense Limit described in this Agreement excludes any "acquired fund fees and expenses" as that term is described in the prospectus of the Fund. Pursuant to the Fee Reduction Agreement, the Fund may reimburse the Advisor for any advisory fee reductions during any of the previous three (3) years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets are greater than or equal to $11 million; and (ii) the total annual expense ratio of Class A Investor shares and Institutional shares is less than the applicable percentage limit stated above. This recoupment may not include any additional charges or fees, such as interest accruable on the amounts to be recouped. The obligation of the Fund to reimburse the Advisor will survive the termination of the Fee Reduction Agreement unless the Advisor and the Trust agree otherwise."

            INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
            ------------------------------------------------------------